Income Taxes (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Income Tax
Income tax expense	$ 1,000,000	$ 0
Valuation allowance on net deferred tax assets	9,000,000
Tax Authority, Spain
Income Tax
Valuation allowance on net deferred tax assets			$ 50,000,000
Huntsman | United States
Income Tax
Total liability	21,000,000		$ 21,000,000
Settlement with Taxing Authority
Income Tax
Unrecognized tax position	$ 12,000,000